Notes Payable (Details) - Schedule of successor predecessor note payable consisted (Parentheticals) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Initial Term Loan [Member] | Successor [Member]
Notes Payable (Details) - Schedule of successor predecessor note payable consisted (Parentheticals) [Line Items]
Original amount (in Dollars)	$ 88,000,000
Matures date	Nov. 26, 2024
Interest payments percentage	7.50%
Remainder loan percentage	11.00%
PIK interest percentage	8.50%
Remainder loan PIK percentage	5.00%
Initial Term Loan [Member] | Predecessor [Member]
Notes Payable (Details) - Schedule of successor predecessor note payable consisted (Parentheticals) [Line Items]
Original amount (in Dollars)		$ 88,000,000
Matures date		Nov. 26, 2024
Interest payments percentage		7.50%
Remainder loan percentage		11.00%
PIK interest percentage		8.50%
Remainder loan PIK percentage		5.00%
Convertible Promissory [Member] | Successor [Member]
Notes Payable (Details) - Schedule of successor predecessor note payable consisted (Parentheticals) [Line Items]
Matures date	Dec. 15, 2024
Interest payments percentage	8.00%
Convertible promissory original amount (in Dollars)	$ 23,000,000
Common stock per share (in Dollars per share)	$ 10
Convertible Promissory [Member] | Predecessor [Member]
Notes Payable (Details) - Schedule of successor predecessor note payable consisted (Parentheticals) [Line Items]
Matures date		Dec. 15, 2024
Interest payments percentage		8.00%
Convertible promissory original amount (in Dollars)		$ 23,000,000
Common stock per share (in Dollars per share)		$ 10
Delayed Draw Term Loan [Member] | Successor [Member]
Notes Payable (Details) - Schedule of successor predecessor note payable consisted (Parentheticals) [Line Items]
Matures date	Nov. 26, 2024
Interest payments percentage	7.50%
Remainder loan percentage	11.00%
PIK interest percentage	8.50%
Remainder loan PIK percentage	5.00%
Term loan original amount (in Dollars)	$ 17,000,000
Delayed Draw Term Loan [Member] | Predecessor [Member]
Notes Payable (Details) - Schedule of successor predecessor note payable consisted (Parentheticals) [Line Items]
Matures date		Nov. 26, 2024
Interest payments percentage		7.50%
Remainder loan percentage		11.00%
PIK interest percentage		8.50%
Remainder loan PIK percentage		5.00%
Term loan original amount (in Dollars)		$ 17,000,000
Promissory Note [Member] | Successor [Member]
Notes Payable (Details) - Schedule of successor predecessor note payable consisted (Parentheticals) [Line Items]
Matures date	Apr. 01, 2027
Promissory note original amount (in Dollars)	$ 2,000,000
Principal interest percentage	5.50%
Due payments (in Dollars)	$ 13,849
Interest rate adjusts equal percentage	3.00%
Classic advance rate term	5 years
Payments of principal interest amount (in Dollars)	$ 13,849
Interest date	Apr. 01, 2027
Promissory date	Mar. 31, 2017
Financial and non-financial date	Nov. 26, 2021
Promissory Note [Member] | Predecessor [Member]
Notes Payable (Details) - Schedule of successor predecessor note payable consisted (Parentheticals) [Line Items]
Matures date		Apr. 01, 2027
Promissory note original amount (in Dollars)		$ 2,000,000
Principal interest percentage		5.50%
Due payments (in Dollars)		$ 13,849
Interest rate adjusts equal percentage		3.00%
Classic advance rate term		5 years
Payments of principal interest amount (in Dollars)		$ 13,849
Interest date		Apr. 01, 2027
Promissory date		Mar. 31, 2017
Financial and non-financial date		Nov. 26, 2021
Three Promissory Notes [Member] | Successor [Member]
Notes Payable (Details) - Schedule of successor predecessor note payable consisted (Parentheticals) [Line Items]
Matures date	Dec. 30, 2023
Aggregate original amount (in Dollars)	$ 4,600,000
Loans interest percentage	12.00%
Three Promissory Notes [Member] | Predecessor [Member]
Notes Payable (Details) - Schedule of successor predecessor note payable consisted (Parentheticals) [Line Items]
Matures date		Dec. 30, 2023
Aggregate original amount (in Dollars)		$ 4,600,000
Loans interest percentage		12.00%
Deferred Cash Payment [Member] | Successor [Member]
Notes Payable (Details) - Schedule of successor predecessor note payable consisted (Parentheticals) [Line Items]
Matures date	Nov. 26, 2022
Common stock per share (in Dollars per share)	$ 10
Convertible promissory original amount (in Dollars)	$ 10,000,000
Principal interest payments percentage	(9.00%)
Deferred Cash Payment [Member] | Predecessor [Member]
Notes Payable (Details) - Schedule of successor predecessor note payable consisted (Parentheticals) [Line Items]
Matures date		Nov. 26, 2022
Common stock per share (in Dollars per share)		$ 10
Convertible promissory original amount (in Dollars)		$ 10,000,000
Principal interest payments percentage		(9.00%)